UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3150

                                 BMC Fund, Inc.
                                800 Golfview Park
                                Lenoir, NC 28645
               (Address of principal executive offices) (Zip code)

                                   Carol Frye
                                800 Golfview Park
                                  P. O. Box 500
                                Lenoir, NC 28645
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 828-758-6100

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                           Coupon                                                    Percent
                                          Interest     Maturity       Maturity          Market       of Net
Debt Issuer                                 Rate         Date           Value           Value        Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
OAKWOOD HOMES CORP(1)                      7.875%       3/1/2004     $ 1,000,000     $   480,000
ENRON CORP(1)                              6.750%       7/1/2005         300,000              --
UK TREASURY BONDS                          4.500%       3/7/2007       1,052,550       1,112,062
GENERAL MOTORS ACCEPTANCE CORP             6.150%       4/5/2007         250,000         249,043
GENERAL MOTORS ACCEPTANCE CORP             6.125%      1/22/2008         250,000         245,745
JPMORGAN CHASE & CO NIKKEI INDEX           0.000%      1/30/2008       3,000,000       3,000,000
OWENS CORNING(1)                           7.700%       5/1/2008         660,000         429,000
LEHMAN BROTHERS HLDGS EAFE INDEX           0.000%      9/29/2008       1,000,000       1,060,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX         0.000%     11/15/2008       3,000,000       3,570,000
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE     0.000%      3/11/2011       3,000,000       2,983,500
GENERAL MOTORS CORP                        9.400%      7/15/2021         250,000         221,250
POTOMAC TRUST CAPITAL MM S                 3.350%       2/4/2025       1,000,000       1,000,000
                                                                     -----------     -----------

TOTAL INVESTMENTS IN CORPORATE BONDS                                 $14,762,550     $14,350,600      8.96%
                                                                     ===========     -----------     -----

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                 Shares                   Market         of Net
Company Name                      Held        Cost        Value          Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN GLOBAL INC FD COM       38,500     $500,945     $494,340
VAN KAMPEN SR INCM TR COM        50,000      409,877      419,000
                                            --------     --------
   TOTAL BOND MUTUAL FUNDS                  $910,822     $913,340         0.57%
                                            --------     --------         ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                                                                Percent
                                                   Shares                         Market        of Net
Company Name                                        Held         Cost             Value         Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
SELECTED AMERN SHS INC COM                          5,109     $   150,000      $   214,527
SPDR TR UNIT SER 1                                  5,000         548,765          639,250
                                                              -----------      -----------
                                                                  698,765          853,777        0.53%
                                                              -----------      -----------     -------

Large Cap Growth
ISHARES TR DJ US HEALTHCR                           7,300         427,134          461,068
NASDAQ 100 TR UNIT SER 1                            6,500         246,803          241,150
                                                              -----------      -----------
                                                                  673,937          702,218        0.44%
                                                              -----------      -----------     -------

Large Cap Value
DODGE & COX STK FD COM                              4,147         489,147          602,870
EATON VANCE TAX ADVT COM                           13,100         292,238          317,020
GMO TR VALUE III                                   33,419         254,197          334,526
                                                              -----------      -----------
                                                                1,035,582        1,254,416        0.78%
                                                              -----------      -----------     -------

TOTAL U.S. LARGE CAP EQUITIES                                   2,408,283        2,810,410        1.75%
                                                              -----------      -----------     -------

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
CENTRAL SECS CORP COM                               5,000         125,679          124,500
VANGUARD STRATEGIC EQUITY                          16,921         306,714          380,376
                                                              -----------      -----------
                                                                  432,393          504,876        0.32%
                                                              -----------      -----------     -------

Mid Cap Growth
BRANDYWINE FD INC COM                              10,054         225,000          316,186
VANGUARD CAPITAL OPPOR FUN                          4,472         100,058          147,454
                                                              -----------      -----------
                                                                  325,058          463,641        0.29%
                                                              -----------      -----------     -------

Mid Cap Value
HANCOCK J PATRIOT SLCT COM                         10,000         152,050          123,000
VANGUARD SELECTED VALUE FU                         30,467         522,314          593,499
                                                              -----------      -----------
                                                                  674,364          716,499        0.45%
                                                              -----------      -----------     -------

Small Cap Value
CORNERCAP SMALL CAP VALUE                          39,783         427,671          475,407
VANGUARD SMALL-CAP VALUE I                         10,225         100,000          158,384
                                                              -----------      -----------
                                                                  527,671          633,791        0.40%
                                                              -----------      -----------     -------

TOTAL U.S. SMALL CAP EQUITIES                                   1,959,486        2,318,807        1.45%
                                                              -----------      -----------     -------

INTERNATIONAL EQUITIES
Foreign Large Blend
ISHARES TR MSCI EAFE IDX                           12,600         520,186          830,592
VANGUARD INTL GROWTH FUND                          10,944         553,811          812,494
                                                              -----------      -----------
                                                                1,073,997        1,643,086        1.03%
                                                              -----------      -----------     -------

Foreign Large Value
GMO TR FOREIGN II                                  63,902         661,348        1,080,588
GMO TR INTL INTRINSIC VL I                         19,384         362,936          642,011
ISHARES INC MSCI CDA INDEX                         21,500         371,635          511,270
                                                              -----------      -----------
                                                                1,395,919        2,233,870        1.39%
                                                              -----------      -----------     -------

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA                         19,958         453,542          562,622        0.35%
                                                              -----------      -----------     -------

Diversified Emerging Markets
BLDRS INDEX FDS TR EMER MK                         16,000         271,595          511,040
ISHARES TR MSCI EMERG MKT                           9,000         393,810          864,900
                                                              -----------      -----------
                                                                  665,405        1,375,940        0.86%
                                                              -----------      -----------     -------

Diversified Asia Pacific
BLDRS INDEX FDS TR ASIA 50                         16,500         372,525          484,770
MORGAN S D WITTR ASIA COM                          56,000         582,115          897,680
                                                              -----------      -----------
                                                                  954,640        1,382,450        0.86%
                                                              -----------      -----------     -------

European Stock
ISHARES INC MSCI UTD KINGD                         13,700         248,982          295,920
NEW IRELAND FUND INC                               16,379         188,388          415,208
SPAIN FD COM                                       25,200         214,302          320,040
SWISS HELVETIA FD INC COM                          25,479         292,159          441,041
                                                              -----------      -----------
                                                                  943,831        1,472,209        0.92%
                                                              -----------      -----------     -------

Japan Stock
ISHARES INC MSCI JAPAN                             47,000         467,930          637,790
VANGUARD PACIFIC STOCK IND                          8,304         520,000          636,582
VANGUARD PACIFIC VIPERS                            10,100         506,327          625,594
                                                              -----------      -----------
                                                                1,494,257        1,899,966        1.19%
                                                              -----------      -----------     -------

Asia Ex-Japan Stock
ABERDEEN AUSTRALIA EQT COM                         98,100         611,441        1,279,224
ISHARES INC MSCI AUSTRALIA                         41,500         663,914          869,840
ISHARES INC MSCI SINGAPORE                        151,500       1,063,650        1,334,715
MATTHEWS INTL FDS ASIAN GR                         75,615       1,125,000        1,382,243
TAIWAN FD INC COM                                  26,200         282,381          391,428
                                                              -----------      -----------
                                                                3,746,386        5,257,450        3.28%
                                                              -----------      -----------     -------

Latin America Stock
ISHARES INC MSCI MEXICO                             4,000         157,040          159,320        0.10%
                                                              -----------      -----------     -------

TOTAL INTERNATIONAL EQUITIES                                   10,885,016       15,986,913        9.98%
                                                              -----------      -----------     -------

SPECIALTY FUNDS
Natural Resources
ENERPLUS RES FD UNIT TR G                          13,800         313,423          794,052
PROVIDENT ENERGY TR TR UNI                         10,000         125,810          122,400
                                                              -----------      -----------
                                                                  439,233          916,452        0.57%
                                                              -----------      -----------     -------

Precious Metals
ISHARES COMEX GOLD TR ISHA                         17,500         975,985        1,107,050
PROFUNDS PREC MTLS INV                              9,737         400,000          439,143
                                                              -----------      -----------
                                                                1,375,985        1,546,193        0.96%
                                                              -----------      -----------     -------

Moderate Allocation
FPA FUNDS TR FPA CRESCENT                          10,957         194,065          284,667
LEUTHOLD FDS INC ASSET ALL                              1              15               15
                                                              -----------      -----------
                                                                  194,080          284,682        0.18%
                                                              -----------      -----------     -------

Bear Market
PROSHARES TR SHORT QQQ PSH                          3,500         255,583          252,875        0.16%
                                                              -----------      -----------     -------

TOTAL SPECIALTY FUNDS                                           2,264,881        3,000,202        1.87%
                                                              -----------      -----------     -------

TOTAL STOCK MUTUAL FUNDS                                       17,517,666       24,116,332       15.05%
                                                              -----------      -----------     -------

TOTAL INVESTMENTS IN MUTUAL FUNDS                             $18,428,488      $25,029,672       15.62%
                                                              ===========      -----------     -------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                                           Market      Percent of
Company Name                                                Cost            Value      Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
 -CONVERTIBLE HEDGE SERIES                              $ 1,475,886     $ 1,719,370
 -DISTRESSED SECURITIES SERIES                            1,083,681       1,806,628
 -EVENT DRIVEN MULTI-STRATEGY SERIES                      2,298,592       3,047,101
 -MERGER ARBITRAGE SERIES                                 1,600,000       1,925,287
JMG CAPITAL PARTNERS LP                                     609,767       1,587,063
LMC COMPASS FUND LP                                       1,500,000       1,706,984
MARINER PARTNERS, LP                                        750,000       1,473,212
STARK INVESTMENTS LP                                      1,000,000       2,585,951
STARK STRUCTURED FINANCE ONSHORE FUND LP                  1,000,000       1,043,899
WALNUT INVESTMENT PARTNERS LP                               235,567         208,965
                                                        -----------     -----------
TOTAL LIMITED PARTNERSHIPS                               11,553,493      17,104,460        10.67%
                                                        -----------     -----------     --------

CALL AND PUT OPTIONS:
BHP BILLITON PUT OPTION $45 EXP 8/19/06                      10,281           7,500
CIRCUIT CITY PUT OPTION $30 EXP 10/12/06                     22,063          28,000
GOOGLE INC CALL OPTION $410 EXP 9/16/06                      70,237          23,700
GOOGLE INC PUT OPTION $410 EXP 9/16/06                       76,658          89,100
GOOGLE INC PUT OPTION $420 EXP 9/16/06                       70,281          95,500
ISHARES EMERGING MARKETS PUT OPTION $85 EXP 9/16/06          15,031           4,375
ISHARES RUSSELL 2000 PUT OPTION $70 EXP 8/19/06              18,072           8,000
LSI LOGIC CORP PUT OPTION $10 EXP 10/21/06                   12,125          18,000
S&P 500 INDEX CALL OPTION $1230 EXP 9/16/06                 111,051         111,051
S & P 500 INDEX PUT OPTION $1225 EXP 9/16/06                 83,451          83,451
STARBUCKS CORP PUT OPTION $32.50 EXP 8/19/06                  4,563           2,750
STARBUCKS CORP PUT OPTION $32.50 EXP 10/21/06                 7,563           6,000
                                                        -----------     -----------
TOTAL CALL AND PUT OPTIONS                                  501,374         477,427         0.30%
                                                        -----------     -----------     --------

TOTAL OTHER INVESTMENTS                                 $12,054,867     $17,581,887        10.97%
                                                        ===========     ===========     --------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                                                                              Percent
Sectors and                              Shares                                                    Market     of Net
Industries                                Held   Company Name                      Cost            Value      Assets
COMMON STOCKS:
COMMON STOCKS
CONSUMER DISCRETIONARY
Consumer Durables & Apparel               4,500  GARMIN LTD ORD                 $   388,231     $   424,605
                                        170,600  HEAD N V NY REGISTRY SH            441,736         588,570
                                         10,000  TEMPUR PEDIC INTL INC COM          120,544         145,000
                                         15,000  TUPPERWARE BRANDS CORP COM         324,582         258,900
                                          5,000  YANKEE CANDLE INC COM              128,192         121,550
                                                                                -----------     -----------
                                                                                  1,403,285       1,538,625
                                                                                -----------     -----------

Consumer Services                        48,000  APPLEBEES INTL INC COM           1,053,979         852,480
                                         28,000  CARNIVAL CORP COM                1,116,019       1,090,880
                                         21,300  MCDONALDS CORP COM                 439,383         753,807
                                         45,000  SERVICEMASTER CO COM               525,278         463,050
                                          1,500  STRAYER ED INC COM                 152,241         162,525
                                                                                -----------     -----------
                                                                                  3,286,899       3,322,742
                                                                                -----------     -----------

Media                                    30,000  DISNEY WALT CO COM                 701,268         890,700
                                         55,000  NEWS CORP CL B                     958,567       1,106,600
                                                                                -----------     -----------
                                                                                  1,659,835       1,997,300
                                                                                -----------     -----------

Retailing                                 5,000  AARON RENTS INC COM                102,044         120,700
                                          1,053  BUILD A BEAR WORKSHOP COM           21,372          22,197
                                            200  CHICOS FAS INC COM                   4,898           4,530
                                         32,000  HOME DEPOT INC COM               1,112,630       1,110,720
                                          1,000  TARGET CORP COM                     59,800          45,920
                                                                                -----------     -----------
                                                                                  1,300,744       1,304,067
                                                                                -----------     -----------

Automobiles & Components                  3,250  TOYOTA MTR CP ADS                  313,988         338,465
                                                                                -----------     -----------

TOTAL CONSUMER DISCRETIONARY                                                      7,964,751       8,501,199     5.31%
                                                                                -----------     -----------     -----

CONSUMER STAPLES
Food & Staples Retailing                 50,000  KROGER CO COM                      812,240       1,146,500
                                         40,000  SAFEWAY INC COM NEW                748,312       1,123,200
                                          7,280  SUPERVALU INC COM                  212,794         197,361
                                          4,000  SYSCO CORP COM                     120,798         110,400
                                          7,500  WAL MART STORES INC COM            334,349         333,750
                                                                                -----------     -----------
                                                                                  2,228,494       2,911,211
                                                                                -----------     -----------

Food, Beverage & Tobacco                 10,000  ANHEUSER BUSCH COS INC COM         444,333         481,500
                                         10,000  CADBURY SCHWEPPES PLC ADR          320,147         392,600
                                          3,000  CAMPBELL SOUP CO COM               102,735         110,040
                                         22,000  COCA COLA CO COM                   910,468         979,000
                                         20,000  CONAGRA FOODS INC COM              451,670         430,000
                                         33,421  DEL MONTE FOODS CO COM             293,012         350,252
                                         10,000  DIAGEO P L C SPON ADR NEW          584,722         703,200
                                         12,500  GENERAL MLS INC COM                615,776         648,750
                                         11,900  HEINZ H J CO COM                   399,291         499,443
                                         15,000  KRAFT FOODS INC CL A               468,420         486,000
                                         12,300  NESTLE S A SPONSORED ADR           201,834       1,003,680
                                          4,000  PEPSICO INC COM                    219,974         253,520
                                         10,000  SMITHFIELD FOODS INC COM           308,512         284,500
                                                                                -----------     -----------
                                                                                  5,320,893       6,622,485
                                                                                -----------     -----------

Household & Personal Products            45,000  AVON PRODS INC COM               1,209,820       1,304,550
                                          2,000  PROCTER & GAMBLE CO COM            101,045         111,800
                                                                                -----------     -----------
                                                                                  1,310,865       1,416,350
                                                                                -----------     -----------

TOTAL CONSUMER STAPLES                                                            8,860,251      10,950,046     6.83%
                                                                                -----------     -----------     -----

ENERGY                                    7,300  BP PLC SPONSORED ADR               352,450         529,396
                                          5,000  CHESAPEAKE ENERGY CORP COM         174,578         164,500
                                          6,200  CHEVRONTEXACO CORP COM             223,257         407,836
                                         21,292  CONOCOPHILLIPS COM                 600,414       1,461,483
                                          3,500  DEVON ENERGY CORP NEW COM          224,322         226,240
                                          5,000  DOUBLE HULL TANKERS COM             75,018          73,550
                                          2,500  ENCANA CORP COM                    112,648         135,150
                                         25,340  ENTERPRISE PRODS PARTN COM         470,956         675,818
                                         12,104  EXXON MOBIL CORP COM               544,891         819,925
                                          2,500  FRONTIER OIL CORP COM               84,969          87,125
                                          3,000  GENERAL MARITIME CORP SHS          110,544         108,900
                                          8,000  HALLIBURTON CO COM                 287,720         262,880
                                          6,000  KNIGHTSBRIDGE TANKERS ORD          169,764         171,150
                                            100  MARATHON OIL CORP COM                6,931           9,064
                                          3,000  NORDIC AMERICAN TANKER COM         115,277         116,550
                                          3,000  OIL STS INTL INC COM                95,697          96,480
                                          2,500  PEABODY ENERGY CORP COM            124,581         122,750
                                          2,000  POGO PRODUCING CO COM               97,721          88,540
                                          5,000  PRECISION DRILLING TR TR U          88,815         173,550
                                          5,000  PRIDE INTL INC DEL COM             146,126         148,350
                                          3,500  ROYAL DUTCH SHELL ADR A            187,274         247,800
                                          8,792  ROYAL DUTCH SHELL ADR B            431,360         649,377
                                          7,250  SUNCOR ENERGY INC COM              562,959         582,963
                                          2,500  TENARIS S A SPONSORED ADR           74,981          97,350
                                         14,500  TEPPCO PARTNERS L P UT LTD         455,590         521,275
                                          1,000  TIDEWATER INC COM                   55,227          47,710
                                          3,000  VALERO ENERGY CORP NEW COM         173,609         202,290
                                          4,088  WEATHERFORD INTL LTD COM           151,184         184,782
                                                                                -----------     -----------
TOTAL ENERGY                                                                      6,198,862       8,412,784     5.25%
                                                                                -----------     -----------     -----

FINANCIALS
Banks                                     7,000  BANK OF AMERICA CORP COM           313,325         356,710
                                          9,550  COMERICA INC COM                   474,885         559,153
                                         50,000  HUDSON CITY BANCORP COM            668,276         649,000
                                         11,700  INDYMAC BANCORP INC COM            481,524         494,325
                                          8,500  NORFOLK SOUTHERN CORP COM          440,992         368,970
                                         13,700  US BANCORP DEL COM NEW             229,609         438,400
                                         26,300  WASHINGTON MUT INC COM             939,762       1,175,010
                                            500  WELLS FARGO & CO DEL COM            29,330          36,170
                                                                                -----------     -----------
                                                                                  3,577,703       4,077,738
                                                                                -----------     -----------

Diversified Financials                   21,300  ALLIANCEBERNSTEIN HLDG UNI         853,706       1,384,000
                                         13,500  ALLIED CAP CORP COM                397,853         377,750
                                          1,500  BEAR STEARNS COS INC COM           200,643         212,805
                                          4,500  BROOKFIELD ASSET MANAGEMEN         130,131         186,840
                                          2,000  CHICAGO MERCANTIL HLDG CL          824,732         896,600
                                          8,133  CITIGROUP INC COM                  295,171         392,905
                                          7,544  HSBC HLDGS PLC SPON ADR NE         528,356         686,202
                                         11,500  INTERNATIONAL SECS EXC CL          393,845         455,185
                                         10,000  J P MORGAN CHASE & CO COM          353,770         456,200
                                          2,000  LLOYDS TSB GROUP PLC SPONS          76,770          80,480
                                          3,250  MOODYS CORP COM                    210,963         172,440
                                          7,500  MORGAN STANLEY COM NEW             393,135         498,750
                                          2,500  MORNINGSTAR INC COM                103,688          90,675
                                                                                -----------     -----------
                                                                                  4,762,762       5,890,832
                                                                                -----------     -----------

Insurance                                 5,000  AFLAC INC COM                      190,106         220,700
                                         30,000  AXA SPONSORED ADR                  561,132       1,031,700
                                         24,000  MANULIFE FINL CORP COM             708,344         754,920
                                          2,000  PRUDENTIAL FINL INC COM            154,970         157,280
                                                                                -----------     -----------
                                                                                  1,614,552       2,164,600
                                                                                -----------     -----------

Real Estate                               3,500  NEW CENTURY FINANCIAL COM          152,270         149,835
                                          4,600  NOVASTAR FINL INC COM              151,218         154,176
                                                                                -----------     -----------
                                                                                    303,489         304,011
                                                                                -----------     -----------

TOTAL FINANCIALS                                                                 10,258,505      12,437,181     7.76%
                                                                                -----------     -----------     -----

HEALTH CARE
Health Care Equipment & Services          7,000  AMEDISYS INC COM                   286,663         251,720
                                          5,000  BARD C R INC COM                   206,257         354,850
                                          3,000  CERNER CORP COM                    114,915         119,640
                                         10,000  CIGNA CORP COM                     511,444         912,500
                                          2,000  COOPER COS INC. NEW                161,074          82,200
                                          6,000  COVENTRY HEALTH CARE COM           336,870         306,900
                                         10,000  DENTSPLY INTL INC NEW COM          278,912         313,000
                                         12,000  ERESEARCHTECHNOLOGY COM            161,375         101,520
                                          1,000  HOLOGIC INC COM                     37,711          44,910
                                          8,400  LABORATORY AMER HLDGS COM          364,256         541,128
                                          2,000  LCA-VISION INC COM PAR $.0         112,230          86,300
                                          7,500  OMNICARE INC COM                   266,066         339,450
                                          1,000  ORTHOFIX INTL N V COM               46,511          39,400
                                          5,000  PALOMAR MED TECH INC COM N         155,350         190,450
                                          5,000  PEDIATRIX MED GROUP COM            233,738         212,000
                                            100  POSSIS MEDICAL INC COM               2,841             836
                                          7,000  QUEST DIAGNOSTICS INC COM          319,284         411,040
                                          3,550  UNITEDHEALTH GROUP INC COM         174,199         167,697
                                                                                -----------     -----------
                                                                                  3,769,696       4,475,541
                                                                                -----------     -----------

Pharmaceuticals & Biotechnology           3,000  AMGEN INC COM                      237,378         205,830
                                         40,000  BRISTOL MYERS SQUIBB COM           965,578         958,800
                                         10,000  ELAN PLC ADR                       144,989         153,400
                                          7,500  FOREST LABS INC COM                267,990         347,325
                                          5,000  GILEAD SCIENCES INC COM            287,067         307,600
                                          7,500  GLAXOSMITHKLINE PLC SPONSO         387,802         414,975
                                          7,500  JOHNSON & JOHNSON COM              457,937         469,125
                                            250  KOS PHARMACEUTICALS COM             11,863          10,335
                                          5,000  LILLY ELI & CO COM                 292,320         283,850
                                            500  MATRIXX INITIATIVES COM             12,376           7,760
                                         30,000  MERCK & CO INC COM                 827,577       1,208,100
                                         10,000  NOVARTIS A G SPONSORED ADR         504,076         562,200
                                          3,000  PDL BIOPHARMA INC COM               69,448          54,030
                                          9,100  PFIZER INC COM                     273,876         232,384
                                         40,000  SCHERING PLOUGH CORP COM           793,811         817,600
                                         12,500  WYETH COM                          555,515         605,875
                                                                                -----------     -----------
                                                                                  6,089,602       6,639,189

TOTAL HEALTH CARE                                                                 9,859,298      11,114,730     6.94%
                                                                                -----------     -----------     -----

INDUSTRIALS
Capital Goods                             5,000  3M COMPANY                         357,038         352,000
                                          3,000  CATERPILLAR INC DEL COM            219,465         209,160
                                          5,000  CERADYNE INC COM                   272,257         230,850
                                          7,500  DRS TECHNOLOGIES INC COM           215,334         347,175
                                          3,000  ENCORE WIRE CORP COM               122,097         106,270
                                         55,000  FEDERAL SIGNAL CORP COM            875,702         821,150
                                          7,000  GENERAL DYNAMICS CORP COM          335,505         469,140
                                         23,000  GENERAL ELEC CO COM                673,252         751,870
                                          2,500  KUBOTA CORP ADR                    110,638         114,400
                                          6,000  L-3 COMMUNICATNS HLDGS COM         404,102         441,900
                                         40,000  TYCO INTL LTD NEW COM              724,965       1,043,600
                                                                                -----------     -----------
                                                                                  4,310,354       4,887,515
                                                                                -----------     -----------

Commercial Services & Supplies              125  PHH CORP COM NEW                     2,593           3,126
                                          5,000  PORTFOLIO RECOVERY ASSOC C         208,309         214,100
                                          7,000  RAMBUS INC DEL COM                 166,081         123,410
                                          4,000  STERICYCLE INC COM                 253,744         266,120
                                                                                -----------     -----------
                                                                                    630,726         606,756
                                                                                -----------     -----------

Transportation                              500  CANADIAN NATL RY CO COM             23,589          20,195
                                                                                -----------     -----------

TOTAL INDUSTRIALS                                                                 4,964,669       5,514,466     3.44%
                                                                                -----------     -----------     -----

INFORMATION TECHNOLOGY
Software & Services                         200  CACI INTL INC CL A                   9,943          11,270
                                          1,500  COGNOS INC COM                      59,861          46,875
                                          2,500  ELECTRONIC ARTS INC COM            144,004         117,775
                                         60,000  MICROSOFT CORP COM               1,559,408       1,441,500
                                         18,500  ORACLE CORP COM                    249,288         276,945
                                                                                -----------     -----------
                                                                                  2,022,503       1,894,365
                                                                                -----------     -----------

Technology Hardware & Equipment           2,500  CANON INC ADR                      137,729         180,200
                                          4,000  CISCO SYS INC COM                   68,310          69,420
                                          1,500  CORNING INC COM                     38,831          28,530
                                         15,000  FOUNDRY NETWORKS INC COM           169,556         155,400
                                         15,000  HEWLETT PACKARD CO COM             365,950         478,650
                                         10,000  INTERNATIONAL BUS MACH COM         728,412         774,100
                                          3,000  KOMAG INC COM NEW                  149,520         114,930
                                         83,000  LUCENT TECHNOLOGIES COM            263,370         176,802
                                        140,000  NORTEL NETWORKS CORP COM           455,950         274,400
                                          3,500  QUALCOMM INC COM                   165,948         120,610
                                          8,000  SEAGATE TECHNOLOGY SHS             191,754         180,050
                                          4,000  WESTERN DIGITAL CORP COM            84,930          68,060
                                                                                -----------     -----------
                                                                                  2,820,261       2,621,152
                                                                                -----------     -----------

Semiconductors & Semiconductor            7,500  MICRON TECHNOLOGY INC COM           89,113         116,925
Equipment                                 4,000  NVIDIA CORP COM                    101,621          85,360
                                          2,500  SANDISK CORP COM                   127,224         111,900
                                                                                -----------     -----------
                                                                                    317,957         314,185
                                                                                -----------     -----------

TOTAL INFORMATION TECHNOLOGY                                                      5,160,722       4,829,702     3.01%
                                                                                -----------     -----------     -----

MATERIALS                                10,000  ALLIANCE RES PARTNR LP UT          121,950         364,000
                                          1,000  ANGLO AMERN PLC ADR                 11,803          21,060
                                          3,000  ARACRUZ CELULOSE S A SPON          149,271         149,940
                                          7,500  ARCHER DANIELS MIDLAND COM         298,624         317,375
                                          2,000  BHP BILLITON LTD SPONSORED          88,335          83,400
                                          2,500  BRASKEM S A SP ADR PFD A            28,910          26,225
                                          3,610  CEMEX S A SPON ADR 5 ORD           107,361          99,355
                                         35,000  ELDORADO GOLD CORP NEW COM         157,795         165,900
                                          5,000  FREEPORT MCMORAN COPPER &          322,425         272,800
                                         10,000  MERIDIAN GOLD INC COM              244,222         270,200
                                          2,000  NEWMARKET CORP COM                 104,119          96,460
                                          3,000  NUCOR CORP COM                     156,573         158,310
                                          3,500  SOUTHERN COPPER CORP               303,104         320,250
                                                                                -----------     -----------
TOTAL MATERIALS                                                                   2,094,490       2,345,275     1.46%
                                                                                -----------     -----------     -----

TELECOMMUNICATION SERVICES                6,000  AMERICA MOVIL SA DE CV SPO         206,360         214,080
                                         40,000  CHUNGHWA TELECOM CO SPONSO         725,804         742,800
                                          2,000  CT COMMUNICATIONS INC COM           50,150          49,960
                                          3,000  MOBILE TELESYS OJSC SPONSO          91,248          95,820
                                          1,500  SK TELECOM LTD SPONSORED A          28,945          35,115
                                          9,500  TELECOMUNCA DE SAO PAU SPO         181,232         206,150
                                         10,000  VERIZON COMMUNICATIONS COM         308,232         338,200
                                                                                -----------     -----------
TOTAL TELECOMMUNICATION SERVICES                                                  1,591,971       1,682,125     1.05%
                                                                                -----------     -----------     -----

UTILITIES                                 1,000  AMERIGAS PARTNERS L P UNIT          30,920          30,810
                                         10,000  COMPANHIA DE SANEAMENT SPO         201,178         250,000
                                          5,000  DOMINION RES INC VA COM            284,006         392,400
                                          5,000  ENDESA NACIONAL ELEC SPONS         152,555         170,400
                                         22,500  EXELON CORP COM                    738,199       1,302,750
                                         16,000  ONEOK INC NEW COM                  315,437         595,360
                                          7,500  QUESTAR CORP COM                   234,832         664,500
                                         65,000  TECO ENERGY INC COM                931,803       1,036,100
                                                                                -----------     -----------
TOTAL UTILITIES                                                                   2,888,930       4,442,320     2.77%
                                                                                -----------     -----------     -----

TOTAL INVESTMENTS IN COMMON STOCKS                                              $59,842,449     $70,229,828    43.83%
                                                                                ===========     -----------    ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                             Shares                        Market         of Net
 Company Name                 Held           Cost          Value          Assets

PREFERRED STOCKS:
BLUE WATER TR 1                    10     $1,001,109     $1,000,000
LEARNINGSTATION.COM         1,224,661        500,000        300,000
                                          ----------     ----------

TOTAL PREFERRED STOCKS                    $1,501,109     $1,300,000        0.81%
                                          ==========     ----------     -------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                                                          Market    Percent of
Industries                                   Company Name                Cost             Value     Net Assets
Short-term Investments               Evergreen Money Market Fund     $ 14,006,154     $ 14,006,154

Total Short-term Investments                                         $ 14,006,154     $ 14,006,154      8.74%
                                                                     ============     ------------     -----

TOTAL INVESTMENTS - MARKET VALUE                                                      $142,498,141     88.93%
                                                                                      ============     -----

Aggregate gross unrealized appreciation of security values                            $ 25,285,137
Aggregate gross unrealized depreciation of security values                              (3,305,974)
                                                                                      ------------
Net appreciation of security values                                                     21,979,162
Tax cost of securities                                                                 120,518,979
                                                                                      ------------

Total market value of securities                                                      $142,498,141
                                                                                      ============

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES (Unaudited)
July 31, 2006
--------------------------------------------------------------------------------

                                                      Number of     Amount of Equity
                                                   Shares Held At    In Net Profit            Amount of            Value at
                                                      July 31,      And Loss for the          Dividends            July 31,
Issuer                                                  2006             Period                   (1)                2006
Broyhill Industries, Inc. - wholly owned
  subsidiary                                            1,000          $    (8,866)          $        --          $   617,969

P. B. Realty, Inc. - wholly owned
  subsidiary                                            1,000            2,020,580                    --           16,491,690
                                                                       -----------           -----------          -----------

TOTAL                                                                  $ 2,011,714           $        --          $17,109,659
                                                                       ===========           ===========          ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Chief Financial Officer
September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Chief Financial Officer
September 6, 2006

/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer
September 6, 2006